LEGAL CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
LEGAL CONTINGENCIES
LEGAL CONTINGENCIES

NOTE 10 – LEGAL MATTERS

We may become a party to litigation in the normal course of business. In the opinion of management, there are no legal matters involving us that would have a material adverse effect upon our financial condition, results of operations or cash flows.

STEPHENSON SETTLEMENT

In July 2021, the Company entered into a settlement agreement regarding the Stephenson legal dispute which settled all matters between the Company and the former owners of the Mission entities. The agreement provided for the full payment of all amounts due to the Company and allowed the Stephensons to sell the shares subject to a leak-out period. The agreement was filed with the Court and a settlement payment of approximately $905,000 which was recognized in the three months ending September 30, 2021. In addition to this cash settlement, the Company also reversed approximately $133,000 in accruals relating to the Stephensons which was recorded as other income.

Other than the foregoing, no material legal proceedings to which the Company (or any officer or director of the Company, or any affiliate, to management’s knowledge) is party to or to which the property of the Company is subject is pending, and no such material proceeding is known by management of the Company to be contemplated.

MVRK SETTLEMENT

Mission Culture, LLC recently settled a claim from a former vendor, Maverick, LLC (“MVRK”) associated with certain services purportedly provided. Mission Culture, LLC and MVRK counsel have agreed to settle the claim for $110,000 with an upfront payment of $70,000 paid at signature and the remainder paid in four monthly installments of $10,000. The parties are in the process of drafting the settlement documents and the Company has fully accrued the settlement in the nine months ending March 31, 2022.

NOTE 11 – LEGAL CONTINGENCIES

We may become a party to litigation in the normal course of business. In the opinion of management, there are no legal matters involving us that would have a material adverse effect upon our financial condition, results of operations or cash flows.

Stephenson Disputes. A dispute arose between Nicola and James Stephenson, co-founders of Mission, and the Company. The Board of Directors deemed it necessary to terminate the Stephensons’ employment on January 4, 2019. The Company filed suit on January 7, 2019 in the Federal District Court for the Southern District of New York against the Stephensons (Troika Media Group et.al. vs. Nicola Stephenson, James Stephenson and AllMac LLC, 14-CV-00145-ER) associated with the activities of the Stephensons’ and alleging breach of the Mission Acquisition documents.

In March 2019, the parties agreed to submit their disputes to arbitration before JAMS. On January 4, 2021, the Arbitrator issued a Partial Final Award (made final on March 8, 2021) in favor of the Company. The Arbitrator found that the Stephensons were terminated properly for cause, had violated their fiduciary duties to the Company and that there was no fraud on the part of the Company or its management and awarded the Company approximately $900,000 in net damages after the Stephensons were reimbursed for previously incurred business expenses. The Arbitrator also provided limited relief to the Stephensons from their expiring non-compete agreement.

On June 7, 2021, the Company submitted a further demand for arbitration to JAMS and all other matters were settled on July 14, 2021, with the Stephensons paying the Company approximately $900,000 under the Final Award and having the restrictive legends removed from their shares of the Company’s common stock, subject to resale under a leak-out agreement.

Studio Fathom Dispute. On January 28, 2021, the Company received a demand from Studio Fathom associated with amounts purportedly due for services provided to Mission Culture, LLC. Studio Fathom claims Mission owes approximately $197,000 for services related to a project that the vendor worked on. The Company is reviewing the claims as it is aware that certain disputes may exist related to the purported amount due. At this time the Company cannot comment on the legitimacy of the demand.

Other than the foregoing, no material legal proceedings to which the Company (or any officer or director of the Company, or any affiliate, to management’s knowledge) is party to or to which the property of the Company is subject is pending, and no such material proceeding is known by management of the Company to be contemplated.